Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Property, plant and equipment

4. Property, plant and equipment

	Land		Buildings		Plant and equipment (1)		Furniture and fixtures		Office equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2022	₹	4,813	₹	40,686	₹	123,471	₹	15,386	₹	7,259	₹	317	₹	191,932
Additions		40		7,269		12,191		3,917		964		7		24,388
Additions through Business combinations (Refer to Note 7)		-		7		357		6	^			3		373
Disposals		(3)		(435)		(20,016)		(1,325)		(474)		(168)		(22,421)
Translation adjustment		10		173		1,729		102		69		2		2,085
As at March 31, 2023	₹	4,860	₹	47,700	₹	117,732	₹	18,086	₹	7,818	₹	161	₹	196,357
Accumulated depreciation/ impairment:
As at April 1, 2022	₹	-	₹	10,003	₹	90,465	₹	10,814	₹	5,743	₹	297	₹	117,322
Depreciation and impairment		-		1,217		13,305		1,794		600		10		16,926
Disposals		-		(395)		(19,655)		(1,158)		(463)		(163)		(21,834)
Translation adjustment		-		102		1,386		70		48		1		1,607
As at March 31, 2023	₹	-	₹	10,927	₹	85,501	₹	11,520	₹	5,928	₹	145	₹	114,021
Capital work-in-progress													₹	6,323
Net carrying value including Capital work-in-progress as at March 31, 2023													₹	88,659

Gross carrying value:
As at April 1, 2023	₹	4,860	₹	47,700	₹	117,732	₹	18,086	₹	7,818	₹	161	₹	196,357
Additions		-		428		6,975		1,716		354		3		9,476
Additions through Business combination (Refer to Note 7)		-		-		373		-		1		-		374
Disposals		(486)		(1,174)		(22,815)		(1,586)		(663)		(131)		(26,855)
Translation adjustment		1		70		248		17		4		1		341
As at March 31, 2024	₹	4,375	₹	47,024	₹	102,513	₹	18,233	₹	7,514	₹	34	₹	179,693
Accumulated depreciation/ impairment:
As at April 1, 2023	₹	-	₹	10,927	₹	85,501	₹	11,520	₹	5,928	₹	145	₹	114,021
Depreciation and impairment		-		1,490		11,856		2,193		638		7		16,184
Disposals		-		(683)		(22,019)		(1,444)		(639)		(130)		(24,915)
Translation adjustment		-		41		211		18		5	^			275
As at March 31, 2024	₹	-	₹	11,775	₹	75,549	₹	12,287	₹	5,932	₹	22	₹	105,565
Capital work-in-progress													₹	7,480
Net carrying value including Capital work-in-progress as at March 31, 2024													₹	81,608

^ Value is less than 1

(1)
Including net carrying value of computer equipment and software amounting to ₹ 22,425 and ₹ 17,553, as at March 31, 2023 and 2024, respectively.